UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 94.3%
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.4%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	$300,000	$297,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	590,000	565,662	(a)

Total Auto Components				862,662

Automobiles - 2.2%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	1,428,826
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	745,635
General Motors Co., Senior Notes	4.875%	10/2/23	1,470,000	1,481,969
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	301,220
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	424,752
General Motors Co., Senior Notes	6.750%	4/1/46	130,000	136,434

Total Automobiles				4,518,836

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	170,000	177,225
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	269,927
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	392,081
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	480,000	445,200	(a)

Total Hotels, Restaurants & Leisure				1,284,433

Media - 7.9%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	2,686,586
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	180,000	188,427	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,260,000	1,332,139	(a)
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,168,432
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,685,777
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,358,738
Time Warner Cable Inc., Debentures	7.300%	7/1/38	160,000	169,290
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	370,000	373,729
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,390,000	1,603,205
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	200,000	178,594
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	439,984
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	220,053
UBM PLC, Notes	5.750%	11/3/20	740,000	802,124	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	120,000	94,529
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,092,500	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	264,045

Total Media				16,658,152

Specialty Retail - 0.1%
American Greetings Corp., Senior Notes	7.375%	12/1/21	280,000	286,650

TOTAL CONSUMER DISCRETIONARY				23,610,733

CONSUMER STAPLES - 4.7%
Beverages - 1.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	960,000	1,031,201
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	450,000	522,988
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	140,000	145,775
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	590,000	659,093	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	960,000	1,011,692	(a)

Total Beverages				3,370,749

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	4.875%	7/20/35	310,000	334,059
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	608,230
Whole Foods Market Inc., Senior Notes	5.200%	12/3/25	580,000	581,594	(a)

Total Food & Staples Retailing				1,523,883

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$110,000	$115,016	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	280,000	291,385
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	453,909	(a)

Total Food Products				860,310

Tobacco - 2.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,225,573
Altria Group Inc., Senior Notes	9.950%	11/10/38	430,000	706,106
Altria Group Inc., Senior Notes	10.200%	2/6/39	280,000	472,604
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	592,785
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	586,578
Reynolds American Inc., Senior Notes	5.850%	8/15/45	520,000	612,557

Total Tobacco				4,196,203

TOTAL CONSUMER STAPLES				9,951,145

ENERGY - 11.0%
Energy Equipment & Services - 0.4%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	102,250
Ensco PLC, Senior Notes	5.200%	3/15/25	790,000	403,887
Halliburton Co., Senior Notes	5.000%	11/15/45	330,000	293,980
Pride International Inc., Senior Notes	7.875%	8/15/40	150,000	75,448

Total Energy Equipment & Services				875,565

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	340,000	341,725
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	124,605
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	205,926
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	125,644
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	514,012
Chesapeake Energy Corp., Senior Notes	3.250%	3/15/16	830,000	824,294
Columbia Pipeline Group Inc., Senior Notes	5.800%	6/1/45	340,000	288,607	(a)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	510,000	187,425	(a)
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,473,312
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	488,054
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	13,683
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	283,559
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	1,080,000	867,284
Ecopetrol SA, Senior Notes	5.875%	5/28/45	754,000	529,685
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	386,400
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	868,169
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	32,000	23,760
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	410,000	297,250
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,455,910
Hess Corp., Notes	7.875%	10/1/29	440,000	403,780
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	390,929
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,252,990
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	643,938
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	814,372
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	859,226	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	133,700	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	288,300	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	503,485
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	177,681
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	250,000	153,125
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	40,000	23,300
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	908,500
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	250,000	253,075
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	757,740	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	69,796
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	710,000	705,720	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	$740,000	$788,943	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	7,831
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	631,647
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	813,505
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	823,480
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	853,150
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	46,810
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	122,100
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	404,279

Total Oil, Gas & Consumable Fuels				22,130,706

TOTAL ENERGY				23,006,271

FINANCIALS - 33.7%
Banks - 16.2%
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	650,000	631,313	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	970,000	939,687	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	400,000	408,500	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	990,000	1,081,839
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,182,650
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,549,632
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	490,000	490,000
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	864,630
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	830,000	840,894
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,870,000	1,750,787	(a)(b)(c)
CIT Group Inc., Secured Notes	6.625%	4/1/18	480,000	505,800	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	350,000	350,875
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,350,000	1,263,937	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,075,656
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	745,420
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	750,000	832,138
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	560,000	573,912
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	500,000	543,750	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,370,000	1,281,064	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,000,000	919,750	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	200,000	183,937	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	700,000	694,750	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,878,405
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	832,722
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	151,887
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,060,000	1,064,664	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	710,000	812,950	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,170,000	1,264,473
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,540,000	1,561,284
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	151,742
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	871,148
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	200,000	189,202	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	358,779	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/16	410,000	395,252	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	3,180,000	3,419,635
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	300,000	318,015	(b)(c)

Total Banks				33,981,079

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 8.0%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	$1,570,000	$1,721,083
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,533,738
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	569,427
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,064,478
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	66,983
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,264,566	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,905,011
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,144,409
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	174,669
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,100,000	970,365	(a)
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	368,461

Total Capital Markets				16,783,190

Consumer Finance - 1.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,804,322
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,306,662
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	403,512

Total Consumer Finance				3,514,496

Diversified Financial Services - 3.1%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	400,000	410,000	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	310,000	284,952	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	379,673	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	879,211
ILFC E-Capital Trust I, Junior Subordinated Notes	4.490%	12/21/65	800,000	618,000	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	871,762
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	236,500
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	382,800
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	670,000	682,563	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,308,000	(a)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	501,500	(a)(b)

Total Diversified Financial Services				6,554,961

Insurance - 3.9%
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	90,000	92,250
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,142,522
Aon PLC, Senior Notes	4.750%	5/15/45	160,000	158,225
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	341,833
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	336,600	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	361,763	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,026,737	(a)
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,448,902
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	755,535	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,322,248	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	672,540	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	515,117

Total Insurance				8,174,272

Real Estate Investment Trusts (REITs) - 0.1%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	180,000	161,550
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	90,000	87,056	(a)

Total Real Estate Investment Trusts (REITs)				248,606

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	$460,000	$625,809

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	820,000	770,800	(a)

TOTAL FINANCIALS				70,653,213

HEALTH CARE - 5.3%
Biotechnology - 1.9%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	560,000	559,366
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	650,000	652,077
Amgen Inc., Senior Notes	5.150%	11/15/41	700,000	722,270
Celgene Corp., Senior Notes	5.000%	8/15/45	610,000	626,676
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	116,257
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	710,000	722,692
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	570,000	602,495

Total Biotechnology				4,001,833

Health Care Providers & Services - 1.7%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	58,658
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	500,000	523,750	(a)
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,111,558
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	700,000	767,327
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,360,000	1,186,600

Total Health Care Providers & Services				3,647,893

Pharmaceuticals - 1.7%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	797,228
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	781,468
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	400,000	388,000	(a)
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,354,759
Zoetis Inc., Senior Notes	4.700%	2/1/43	200,000	175,881

Total Pharmaceuticals				3,497,336

TOTAL HEALTH CARE				11,147,062

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	240,000	253,612
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	590,000	637,002

Total Aerospace & Defense				890,614

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	932,682

Airlines - 1.4%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	450,883	453,701	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	164,599	174,681
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	216,519	226,804
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	149,585	158,747
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	583,621	659,492
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	125,920	141,503
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	391,705	440,668

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	$80,797	$85,342
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	46,201	48,223
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	506,597	554,090

Total Airlines				2,943,251

Commercial Services & Supplies - 0.9%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	242,425
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	900,000	841,500	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	692,008

Total Commercial Services & Supplies				1,775,933

Construction & Engineering - 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	202,499

Industrial Conglomerates - 1.2%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,307,000	1,328,239	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	808,000	1,134,505
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	147,132

Total Industrial Conglomerates				2,609,876

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	349,087

Road & Rail - 0.5%
CSX Corp., Senior Notes	3.950%	5/1/50	300,000	258,158
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	100,000	97,000	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	40,000	25,800	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	50,000	50,312	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	560,000	531,736

Total Road & Rail				963,006

TOTAL INDUSTRIALS				10,666,948

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.9%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	987,800
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	430,697
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	349,736

Total Communications Equipment				1,768,233

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	320,875

IT Services - 1.1%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	96,278	(a)
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	360,000	307,930	(a)
Visa Inc., Senior Notes	4.150%	12/14/35	590,000	627,496
Visa Inc., Senior Notes	4.300%	12/14/45	1,200,000	1,291,983

Total IT Services				2,323,687

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	239,209
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	384,516
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	490,000	452,583

Total Semiconductors & Semiconductor Equipment				1,076,308

Software - 0.0%
Microsoft Corp., Senior Notes	4.750%	11/3/55	80,000	84,512

TOTAL INFORMATION TECHNOLOGY				5,573,615

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 5.2%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	$260,000	$292,368

Metals & Mining - 4.9%
Alcoa Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,155,000
Alcoa Inc., Senior Notes	5.125%	10/1/24	520,000	472,550
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	940,044
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	780,000	754,650	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	270,000	257,850
Freeport-McMoRan Inc., Senior Notes	2.300%	11/14/17	160,000	147,200
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	140,000	121,450
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	67,000
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,200,000	1,212,206	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	180,000	173,769	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,320,562
Southern Copper Corp., Senior Notes	5.375%	4/16/20	260,000	268,301
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	240,000	246,600
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	1,627,500
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	500,000	295,775	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	140,000	108,659

Total Metals & Mining				10,169,116

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	510,000	484,806

TOTAL MATERIALS				10,946,290

TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 7.1%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,618,372
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	340,691
AT&T Inc., Senior Notes	5.550%	8/15/41	440,000	433,654
AT&T Inc., Senior Notes	4.750%	5/15/46	60,000	54,979
British Telecommunications PLC, Bonds	9.625%	12/15/30	2,000,000	2,869,932
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,428,750
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,130,000	791,000
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	431,248
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	830,000	808,213	(a)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	166,728
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,789,374
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,473,000	1,802,302
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,508,000	1,406,245

Total Diversified Telecommunication Services				14,941,488

Wireless Telecommunication Services - 1.6%
America Movil SAB de CV, Senior Notes	4.375%	7/16/42	800,000	744,016
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	1,000,000	1,112,680
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	375,516	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	515,100
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	89,400
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	512,455

Total Wireless Telecommunication Services				3,349,167

TOTAL TELECOMMUNICATION SERVICES				18,290,655

UTILITIES - 6.7%
Electric Utilities - 5.5%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,201,567
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000	1,077,216
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	574,164
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	649,987
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	809,418
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	3,786,639

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	$2,000,000	$1,942,500
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000	698,532
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	798,955

Total Electric Utilities				11,538,978

Gas Utilities - 0.6%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,412,710

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,212,750

TOTAL UTILITIES				14,164,438

TOTAL CORPORATE BONDS & NOTES (Cost - $191,068,036)				198,010,370

MUNICIPAL BONDS - 0.4%
California - 0.1%
University of California Revenue, Taxable	4.062%	5/15/33	220,000	230,342

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	7.781%	1/1/35	20,000	21,715
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000	581,219

Total Illinois				602,934

TOTAL MUNICIPAL BONDS (Cost - $849,895)				833,276

SENIOR LOANS - 0.3%
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Nielsen Finance LLC, USD Term Loan B2 (Cost - $631,977)	3.429%	4/15/21	631,977	634,232	(d)(e)

SOVEREIGN BONDS - 0.4%
Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000	391,132

Turkey - 0.2%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	520,000	493,880

TOTAL SOVEREIGN BONDS (Cost - $943,167)				885,012

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds (Cost - $1,292,277)	3.000%	11/15/45	1,190,000	1,285,665

			SHARES
COMMON STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Citigroup Inc. (Cost - $1,474,006)			29,728	1,154,933

CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC (Cost - $1,015,500)	5.500%		1,000	965,980

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Consumer Finance - 1.0%
GMAC Capital Trust I	6.402%		85,800	2,081,508	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	SHARES	VALUE
Diversified Financial Services - 0.2%
Citigroup Capital XIII	6.988%	17,525	$447,238	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%	9,325	232,542	(b)

TOTAL PREFERRED STOCKS (Cost - $2,747,824)			2,761,288

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,022,682)			206,530,756

SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,042,904)	0.276%	1,042,904	1,042,904

TOTAL INVESTMENTS - 98.9% (Cost - $201,065,586#)			207,573,660
Other Assets in Excess of Liabilities - 1.1%			2,400,707

TOTAL NET ASSETS - 100.0%			$209,974,367

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate Bonds & Notes	—	$198,010,370	—	$198,010,370
Municipal Bonds	—	833,276	—	833,276
Senior Loans	—	634,232	—	634,232
Sovereign Bonds	—	885,012	—	885,012
U.S. Government & Agency Obligations	—	1,285,665	—	1,285,665
Common Stocks	$1,154,933	—	—	1,154,933
Convertible Preferred Stocks	965,980	—	—	965,980
Preferred Stocks	2,528,746	232,542	—	2,761,288

Total Long-Term Investments	$4,649,659	$201,881,097	—	$206,530,756

Short-Term Investments†	1,042,904	—	—	1,042,904

Total investments	$5,692,563	$201,881,097	—	$207,573,660

Other Financial Instruments:
Futures Contracts	9,266	—	—	9,266
Forward Foreign Currency Contracts	—	622	—	622

Total other financial instruments	$9,266	$622	—	$9,888

Total	$5,701,829	$201,881,719	—	$207,583,548

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$24,352	—	—	$24,352
Forward Foreign Currency Contracts	—	$141,392	—	141,392
Centrally Cleared Interest Rate Swaps	—	158,735	—	158,735
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	19,125	—	19,125

Total	$24,352	$319,252	—	$343,604

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to Swap Contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 29, 2016, securities valued at $232,542 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,064,913
Gross unrealized depreciation	(8,556,839)

Net unrealized appreciation	$6,508,074

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	21	6/16	$3,648,848	$3,636,281	$(12,567)

Contracts to Sell:
U.S. Treasury 5-Year Notes	171	6/16	20,680,999	20,688,328	(7,329)
U.S. Treasury 10-Year Notes	93	6/16	12,133,497	12,137,953	(4,456)
U.S. Treasury Long-Term Bonds	26	6/16	4,287,079	4,277,813	9,266

					(2,519)

Net unrealized depreciation on open futures contracts					$(15,086)

At February 29, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	123,400	USD	1,821	Bank of America N.A.	4/12/16	$(32)
USD	2,147,398	EUR	1,970,994	Bank of America N.A.	4/12/16	622
USD	1,156,736	JPY	135,640,000	Bank of America N.A.	4/12/16	(47,840)
USD	1,011,645	EUR	930,000	Citibank N.A.	4/12/16	(1,297)
USD	1,990,918	JPY	234,570,000	Citibank N.A.	4/12/16	(92,223)

Total						$(140,770)

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At February 29, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$2,192,000	2/15/41	2.442% semi-annually	3-Month LIBOR	$(9,894)	$(158,735)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$856,423	3/20/19	0.264%	1.000% quarterly	$(19,125)	$(13,888)	$(5,237)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016